ACCOUNTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES	12 Months Ended
Dec. 31, 2022
Disclosure Of Accouting Policies Changes In Accounting Estimates Abstract [Abstract]
Disclosure of changes in accounting policies, accounting estimates and errors [text block]
NOTE 2. ACCOUNTING POLICIES, CHANGES IN ACCOUNTING ESTIMATES

Changes to accounting policies

As of December 31, 2022, there has been no changes in the Company’s accounting policies with respect to the 2021 financial year.

Changes to accounting estimates

As of December 31, 2022, there have been no changes in the methodologies for calculating the accounting estimates with respect to the 2021 financial year.